Investments - Amortized Cost and Fair Value of Available-for-Sale and Held-to-Maturity Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	¥ 15,842,720
Due after one year through five years, amortized cost	4,089,324
Due after five years through ten years, amortized cost	1,327,908
Due after ten years, amortized cost	711,775
Total	21,971,727
Due in one year or less, amortized cost	89,991
Due after one year through five years, amortized cost	119,941
Due after five years through ten years, amortized cost	209,636
Due after ten years, amortized cost	4,432,816
Amortized cost, held-to-maturity securities	4,852,384	¥ 4,185,763
Due in one year or less, fair value	15,832,983
Due after one year through five years, fair value	4,072,790
Due after five years through ten years, fair value	1,288,718
Due after ten years, fair value	654,197
Total	21,848,687
Due in one year or less, fair value	89,076
Due after one year through five years, fair value	115,131
Due after five years through ten years, fair value	189,006
Due after ten years, fair value	4,317,851
Total	4,711,064
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	12,024,349
Due after one year through five years, amortized cost	2,067,881
Due after five years through ten years, amortized cost	865,813
Due after ten years, amortized cost	19,784
Total	14,977,828
Due in one year or less, amortized cost	89,991
Due after one year through five years, amortized cost	119,941
Due after five years through ten years, amortized cost	209,636
Due after ten years, amortized cost	0
Amortized cost, held-to-maturity securities	419,568
Due in one year or less, fair value	12,014,919
Due after one year through five years, fair value	2,057,650
Due after five years through ten years, fair value	832,541
Due after ten years, fair value	19,810
Total	14,924,920
Due in one year or less, fair value	89,076
Due after one year through five years, fair value	115,131
Due after five years through ten years, fair value	189,006
Due after ten years, fair value	0
Total	393,213
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	40,544
Due after one year through five years, amortized cost	65,219
Due after five years through ten years, amortized cost	51,513
Due after ten years, amortized cost	293
Total	157,569
Due in one year or less, fair value	40,375
Due after one year through five years, fair value	62,607
Due after five years through ten years, fair value	46,478
Due after ten years, fair value	241
Total	149,702
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	137,811
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	0
Total	137,811
Due in one year or less, fair value	137,973
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	0
Total	137,973
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	2,933,330
Due after one year through five years, amortized cost	626,880
Due after five years through ten years, amortized cost	1,302
Due after ten years, amortized cost	1,297
Total	3,562,809
Due in one year or less, fair value	2,933,580
Due after one year through five years, fair value	627,779
Due after five years through ten years, fair value	1,302
Due after ten years, fair value	1,297
Total	3,563,958
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	522
Due after ten years, amortized cost	342,221
Total	342,743
Due in one year or less, amortized cost	0
Due after one year through five years, amortized cost	0
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	4,432,816
Amortized cost, held-to-maturity securities	4,432,816
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	512
Due after ten years, fair value	281,323
Total	281,835
Due in one year or less, fair value	0
Due after one year through five years, fair value	0
Due after five years through ten years, fair value	0
Due after ten years, fair value	4,317,851
Total	4,317,851
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	127
Due after one year through five years, amortized cost	837
Due after five years through ten years, amortized cost	9,666
Due after ten years, amortized cost	1,164
Total	11,794
Due in one year or less, fair value	127
Due after one year through five years, fair value	837
Due after five years through ten years, fair value	9,666
Due after ten years, fair value	1,164
Total	11,794
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	6,070
Due after one year through five years, amortized cost	659,622
Due after five years through ten years, amortized cost	246,150
Due after ten years, amortized cost	1,000
Total	912,841
Due in one year or less, fair value	6,080
Due after one year through five years, fair value	659,530
Due after five years through ten years, fair value	247,434
Due after ten years, fair value	967
Total	914,012
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	92,304
Due after one year through five years, amortized cost	356,607
Due after five years through ten years, amortized cost	131,633
Due after ten years, amortized cost	345,549
Total	926,093
Due in one year or less, fair value	91,873
Due after one year through five years, fair value	352,530
Due after five years through ten years, fair value	129,397
Due after ten years, fair value	348,928
Total	922,727
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost	608,186
Due after one year through five years, amortized cost	312,278
Due after five years through ten years, amortized cost	21,309
Due after ten years, amortized cost	466
Total	942,239
Due in one year or less, fair value	608,056
Due after one year through five years, fair value	311,856
Due after five years through ten years, fair value	21,388
Due after ten years, fair value	466
Total	¥ 941,766